GENERAL	12 Months Ended
Dec. 31, 2023
Disclosure Of General [Abstract]
GENERAL
NOTE 1 - GENERAL

A.
Neogames S.A. (the “Company”) was incorporated in Luxemburg on April 10, 2014 under the laws of the Grand Duchy of Luxembourg in the form of a public company (société anonyme) with a registered office at 63-65, rue de Merl, L‑2146 Luxembourg. On November 24, 2020, the Company completed an initial public offering on Nasdaq exchange. The Company shares are traded under the symbol “NGMS”. The Company’s principal shareholders, as of December 31, 2023 were Barak Matalon, Elyahu Azur ,Aharon Aran and Pinhas Zehavi.

B.
On May 15, 2023, the Company entered into a Business Combination Agreement (the “Business Combination Agreement”) with Aristocrat Leisure Limited, a company organized under the laws of Australia (“Parent”), and Anaxi Investments Limited, a Cayman Islands exempted company and wholly owned indirect subsidiary of Parent (“Merger Sub”). The Business Combination Agreement, and the transactions contemplated thereby, including the Continuation (as defined below) and the Merger (as defined below) have been unanimously approved by the respective boards of directors of the Company, Parent and Merger Sub. The Business Combination Agreement provides that, upon the terms and subject to the satisfaction or waiver of the conditions set forth therein, the Company will transfer its statutory seat, registered office and seat of central administration (siège de l'administration centrale) from the Grand Duchy of Luxembourg (“Luxembourg”) to the Cayman Islands in accordance with the Luxembourg Law of August 10, 1915 on commercial companies, as amended and transfer by way of continuation as a Cayman Islands exempted company in accordance with the Companies Act (as revised) of the Cayman Islands (the “Cayman Companies Act”) and, simultaneously with the full corporate and legal continuation and registration in the Cayman Islands, de-register in Luxembourg (without the dissolution of the Company or the liquidation of its assets) (the “Continuation”). As promptly as practicable following the Continuation, Merger Sub shall be merged with and into the Company (the “Merger”, and together with the Continuation and the other transactions contemplated in the Business Combination Agreement, the “Transactions”), with the Company being the surviving company (the “Surviving Company”) and becoming a wholly owned indirect subsidiary of Parent. For the years ended December 31, 2023, the Company recorded business combination related expenses of $6.5 million.

C.
The Company, together with its subsidiaries, a joint operation and a joint venture, is a leading global technology provider engaged in the development and operation of online lotteries and games (“Lottery”), allowing lottery operators to distribute lottery products via online sales channels while using the Company’s technology. The Company, together with a publicly traded Canadian Company, Pollard Banknote Limited (“Pollard”), develops, and operates and serves contracts across the United States of America (through a joint operation, the “Michigan Joint Operation”) and a joint venture - NeoPollard Interactive LLC (“NPI” or the “Joint Venture”) and across Europe also through its wholly owned subsidiary.

On January 10, 2023, the Company entered into a Limited Liability Company Agreement with Pollard with respect to NPI which provide them the option to pursue future iLottery opportunities in the North American market either in partnership, as part of the Joint Venture or independently.

On June 14, 2022, the Company completed a business combination with Aspire Global plc (“Aspire”). Aspire, together with its subsidiaries and associates, is a leading platform supplier, offering a full turnkey solution for iGaming operators. The Aspire group provides an advanced solution combining a robust platform, interactive games, a sportsbook and a set of comprehensive managed services. Gaming operators, affiliates and media companies benefit from flexible cross-platform solutions that include fully managed operations and customized integration of a vast games offering. Aspire’s group comprises three segments: Core, Games, and Sports:

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Core: Aspire Core allows operators to operate under their own local licenses or under Aspire’s licenses in numerous markets. Aspire’s platform partners have access to on-demand data analysis services in addition to a wide array of analytical tools. The platform is continuously updated with new features relating to regulation and ongoing compliance. The in-house regulation and compliance team monitors all operations, conducts ongoing training and provides partners with regulatory updates and marketing guidelines for their jurisdiction. The platform itself can be used exclusively or combined with a wide range of managed services such as customer support, CRM tools and financial services.

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Games (Pariplay): Aspire’s subsidiary PariPlay is a leading aggregator and content provider. PariPlay offers both a wide variety of proprietary games produced from in-house studios as well as a wide array of third-party games from suppliers, all integrated into one API and single integration, accompanied by engagement and retention tools on the aggregation platform.

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Sports (BtoBet): Aspire’s subsidiary BtoBet is a leading sportsbook provider. With the proprietary sportsbook, Aspire controls the IP in major elements of the value chain and can steer the complete roadmap. In addition, it also provides Aspire with flexibility when it comes to adding new features and securing fast time to market.

D.
Ukraine – our operations in Kyiv, Ukraine have been negatively impacted as a result of Russia’s invasion of Ukraine, and our business, financial condition and results of operations may be materially adversely affected if the impacts resulting from the conflict in Ukraine are exacerbated.

E.
Israel - Our principal executive offices are located in Tel Aviv, Israel, where significant elements of our general and administrative activities are conducted. In addition, several of our officers and directors are residents of Israel. Accordingly, political, economic and military conditions in Israel and the surrounding region may directly affect our operations and, indirectly, our business. Since the war broke out on October 7, 2023, our operations have not been adversely affected by this situation, and we have not experienced disruptions to our operations or business. However, the intensity and duration of Israel’s current war against Hamas cannot be predicted at this stage, as are such war’s economic implications on our business and operations. If the war extends for a long period of time or expands to other fronts, such as Lebanon, Syria and the West Bank, our operations may be materially adversely affected.